UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 38 East 57th Street, 14th Flr.

         New York, NY  10022

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212-688-4300

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     April 26, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $24,422 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADPT                           COM              00651F108     1740   130151 SH       SOLE                   130151        0        0
AGR/A                          COM              00845V100      820   210704 SH       SOLE                   210704        0        0
ASFT                           COM              04314L106      193   108700 SH       SOLE                   108700        0        0
AVID                           COM              05367P100      976    70166 SH       SOLE                    70166        0        0
CDN                            COM              127387108     2765   122304 SH       SOLE                   122304        0        0
COVD                           COM              222814204      550   240000 SH       SOLE                   240000        0        0
CTG                            COM              205477102      744   128684 SH       SOLE                   128684        0        0
DCLK                           COM              258609304     1472   122800 SH       SOLE                   122800        0        0
DRIV                           COM              25388B104      847    57200 SH       SOLE                    57200        0        0
ETS                            COM              293637104      210    49700 SH       SOLE                    49700        0        0
GEMS                           COM              377899109      755   381155 SH       SOLE                   381155        0        0
GSPN                           COM              37957V106      836    56040 SH       SOLE                    56040        0        0
IDTI                           COM              458118106     2660    80000 SH       SOLE                    80000        0        0
ITRI                           COM              465741106      298    10000 SH       SOLE                    10000        0        0
NMSS                           COM              629248105     1232   289314 SH       SOLE                   289314        0        0
NT                             COM              656568102      282    64000 SH       SOLE                    64000        0        0
PALM                           COM              696642107      479   120000 SH       SOLE                   120000        0        0
QETS                           COM              2936379D8        0      500 SH  Call SOLE                      500        0        0
QNT                            COM              8F49545          0     1000 SH  Call SOLE                     1000        0        0
QVQT                           COM              8F82734          1      700 SH  Call SOLE                      700        0        0
RBAK                           COM              757209101      136    40000 SH       SOLE                    40000        0        0
RCNC                           COM              749361101      436   309280 SH       SOLE                   309280        0        0
RSTN                           COM              769320102      602   100401 SH       SOLE                   100401        0        0
STMP                           COM              852857101      109    24300 SH       SOLE                    24300        0        0
TKA                            COM              87843Q109      233    14520 SH       SOLE                    14520        0        0
TSTN                           COM              900423104     1420   295260 SH       SOLE                   295260        0        0
TWTC                           COM              887319101      438    72000 SH       SOLE                    72000        0        0
TXCC                           COM              894065101       86    26400 SH       SOLE                    26400        0        0
UTSI                           COM              918076100     1700    64800 SH       SOLE                    64800        0        0
WWCA                           COM              8F82734        629    72000 SH       SOLE                    72000        0        0
YHOO                           COM              984332106     1773    96000 SH       SOLE                    96000        0        0